Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,132	$ 2,083
Less accumulated depreciation and amortization	(2,088)	(2,072)
Property, Plant and Equipment, Net	44	11
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,249	1,235
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	435	435
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	125	90
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 323	$ 323